FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378
                                   ----------

                       TEMPLETON DEVELOPING MARKETS TRUST
                      --------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                   ----------------
Date of fiscal year end:   12/31
                          --------

Date of reporting period:   3/31/10
                           ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                INDUSTRY                SHARES        VALUE
                                                    -------------------------------- ----------- ---------------
             COMMON STOCKS 82.6%
             AUSTRIA 0.9%
             OMV AG                                   Oil, Gas & Consumable Fuels        739,394 $    27,751,059
                                                                                                 ---------------
             BRAZIL 9.4%
             AES Tiete SA                            Independent Power Producers &
                                                             Energy Traders              856,083       8,421,199
             Companhia de Bebidas das Americas
             (AmBev)                                           Beverages                 839,709      65,188,433
             Itau Unibanco Holding SA, ADR                  Commercial Banks           5,823,272     128,053,751
             Natura Cosmeticos SA                          Personal Products           2,855,146      57,970,062
             Souza Cruz SA                                      Tobacco                  799,129      27,866,141
                                                                                                 ---------------
                                                                                                     287,499,586
                                                                                                 ---------------
             CHINA 11.7%
         (a) Aluminum Corp. of China Ltd., H                Metals & Mining           40,740,675      42,135,122
             Angang Steel Co. Ltd., H                       Metals & Mining            8,516,000      15,596,809
             China Coal Energy Co., H                 Oil, Gas & Consumable Fuels     26,703,000      41,752,187
             China Dongxiang Group Co.              Textiles, Apparel & Luxury Goods  17,387,000      12,473,270
             China Molybdenum Co. Ltd., H                   Metals & Mining           13,720,287      11,539,231
             China Petroleum and Chemical Corp., H    Oil, Gas & Consumable Fuels      9,480,000       7,753,228
         (b) China Shipping Development Co. Ltd., H              Marine               23,006,000      37,571,701
             CNOOC Ltd.                               Oil, Gas & Consumable Fuels     12,598,307      20,671,981
         (b) Denway Motors Ltd.                               Automobiles             99,444,521      53,025,123
         (a) Hidili Industry International
             Development Ltd.                   `           Metals & Mining           27,337,000      29,575,400
         (a) Inner Mongolia Yitai Coal Co. Ltd., B    Oil, Gas & Consumable Fuels      1,048,509       9,781,541
             PetroChina Co. Ltd., H                   Oil, Gas & Consumable Fuels     65,726,902      76,865,154
                                                                                                 ---------------
                                                                                                     358,740,747
                                                                                                 ---------------
             HONG KONG 1.9%
             Dairy Farm International Holdings Ltd.     Food & Staples Retailing       4,222,262      27,866,929
         (a) GOME Electrical Appliances Holdings
             Ltd.                                           Specialty Retail           8,579,000       2,883,883
             VTech Holdings Ltd.                        Communications Equipment       2,604,000      28,289,584
                                                                                                 ---------------
                                                                                                      59,040,396
                                                                                                 ---------------
             HUNGARY 2.9%
         (a) MOL Hungarian Oil and Gas Nyrt.          Oil, Gas & Consumable Fuels        163,922      16,776,131
         (a) OTP Bank Ltd.                                  Commercial Banks           2,093,314      73,234,015
                                                                                                 ---------------
                                                                                                      90,010,146
                                                                                                 ---------------
             INDIA 13.1%
             Grasim Industries Ltd.                      Construction Materials          107,906       6,772,708
             Hindalco Industries Ltd.                       Metals & Mining            8,997,952      36,469,504
             Infosys Technologies Ltd.                        IT Services                554,455      32,343,415
             National Aluminium Co. Ltd.                    Metals & Mining            2,046,340      18,548,522
             Oil & Natural Gas Corp. Ltd.             Oil, Gas & Consumable Fuels      2,092,240      51,267,581
             Sesa Goa Ltd.                                  Metals & Mining            9,800,059     102,984,783
             Steel Authority of India Ltd.                  Metals & Mining            4,402,953      24,730,394
             Tata Chemicals Ltd.                               Chemicals               2,931,371      21,372,264
             Tata Consultancy Services Ltd.                   IT Services              6,141,736     106,970,053
                                                                                                 ---------------
                                                                                                     401,459,224
                                                                                                 ---------------
             INDONESIA 2.7%
             PT Astra International Tbk                       Automobiles             12,784,500      58,929,654
             PT Bank Central Asia Tbk                       Commercial Banks          38,441,240      23,259,276
                                                                                                 ---------------
                                                                                                      82,188,930
                                                                                                 ---------------
             ISRAEL 0.9%
      (a, c) Taro Pharmaceutical Industries Ltd.            Pharmaceuticals            2,155,198      28,664,133
                                                                                                 ---------------
             MEXICO 2.5%
             America Movil SAB de CV, L, ADR           Wireless Telecommunication
                                                                Services               1,117,470      56,253,440
             Kimberly Clark de Mexico SAB de CV, A         Household Products          3,318,606      18,761,393
                                                                                                 ---------------
                                                                                                      75,014,833
                                                                                                 ---------------
             PAKISTAN 1.4%
             MCB Bank Ltd.                                  Commercial Banks           9,425,026      23,426,800

    Quarterly Statement of Investments   See Notes to Statements of Investments.

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             Oil & Gas Development Co. Ltd.           Oil, Gas & Consumable Fuels     12,942,200 $    19,969,506
                                                                                                 ---------------
                                                                                                      43,396,306
                                                                                                 ---------------
             RUSSIA 14.4%
             Gazprom, ADR                             Oil, Gas & Consumable Fuels      3,102,300      72,810,981
             Gazprom, ADR (London Exchange)           Oil, Gas & Consumable Fuels      1,150,836      26,883,529
         (d) LUKOIL Holdings, ADR                     Oil, Gas & Consumable Fuels        392,879      22,276,239
         (d) LUKOIL Holdings, ADR (London Exchange)   Oil, Gas & Consumable Fuels      1,189,579      67,449,129
         (a) Mining and Metallurgical Co. Norilsk
             Nickel, ADR                                    Metals & Mining            4,421,600      81,534,304
             Mobile TeleSystems                        Wireless Telecommunication
                                                                Services               2,405,100      20,729,888
             Mobile TeleSystems, ADR                   Wireless Telecommunication
                                                                Services                 613,700      34,060,350
             Sberbank RF                                    Commercial Banks          20,197,630      59,179,056
             TNK-BP                                   Oil, Gas & Consumable Fuels     20,839,920      43,763,832
      (a, e) Uralkali, GDR, Reg S                              Chemicals                 633,800      13,278,110
                                                                                                 ---------------
                                                                                                     441,965,418
                                                                                                 ---------------
             SOUTH AFRICA 1.8%
             Remgro Ltd.                             Diversified Financial Services    2,184,297      29,401,979
             Standard Bank Group Ltd.                       Commercial Banks           1,704,856      26,835,588
                                                                                                 ---------------
                                                                                                      56,237,567
                                                                                                 ---------------
             SOUTH KOREA 4.2%
             CJ Internet Corp.                                   Media                    87,085       1,054,456
             GS Engineering & Construction Corp.       Construction & Engineering        422,479      36,406,119
             Hyundai Development Co.                   Construction & Engineering        371,270      10,844,910
             Samsung Electronics Co. Ltd.            Semiconductors & Semiconductor
                                                               Equipment                  59,662      43,133,604
             SK Energy Co. Ltd.                       Oil, Gas & Consumable Fuels        348,875      37,463,708
                                                                                                 ---------------
                                                                                                     128,902,797
                                                                                                 ---------------
             SWEDEN 1.4%
             Oriflame Cosmetics SA, SDR                    Personal Products             661,514      41,238,950
                                                                                                 ---------------
             TAIWAN 1.8%
             MediaTek Inc.                           Semiconductors & Semiconductor
                                                               Equipment                 563,705       9,785,035
             President Chain Store Corp.                Food & Staples Retailing      11,944,114      29,801,491
             Taiwan Semiconductor Manufacturing Co.
             Ltd.                                    Semiconductors & Semiconductor
                                                               Equipment               7,305,343      14,153,850
                                                                                                 ---------------
                                                                                                      53,740,376
                                                                                                 ---------------
             THAILAND 2.2%
             Kasikornbank Public Co. Ltd., fgn.             Commercial Banks           2,900,000       9,237,668
             PTT Exploration and Production Public
             Co. Ltd., fgn.                           Oil, Gas & Consumable Fuels      7,027,400      32,273,663
             PTT Public Co. Ltd., fgn.                Oil, Gas & Consumable Fuels      3,366,900      27,280,897
                                                                                                 ---------------
                                                                                                      68,792,228
                                                                                                 ---------------
             TURKEY 4.3%
             Akbank TAS                                     Commercial Banks           8,644,664      55,819,798
             Tupras-Turkiye Petrol Rafinerileri AS    Oil, Gas & Consumable Fuels      2,590,136      58,878,363
             Turkcell Iletisim Hizmetleri AS           Wireless Telecommunication
                                                                Services               2,649,919      16,150,590
                                                                                                 ---------------
                                                                                                     130,848,751
                                                                                                 ---------------
             UNITED ARAB EMIRATES 1.4%
             DP World Ltd.                           Transportation Infrastructure    17,822,883       9,178,785
         (a) Emaar Properties PJSC                      Real Estate Management &
                                                              Development             29,736,353      32,383,722
                                                                                                 ---------------
                                                                                                      41,562,507
                                                                                                 ---------------
             UNITED KINGDOM 3.7%
         (a) Anglo American PLC                             Metals & Mining            1,737,388      76,112,891
             Antofagasta PLC                                Metals & Mining            2,292,783      36,203,775
                                                                                                 ---------------
                                                                                                     112,316,666
                                                                                                 ---------------
             TOTAL COMMON STOCKS (COST $1,625,604,178)                                             2,529,370,620
                                                                                                 ---------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             DIRECT EQUITY INVESTMENTS
             (COST $2,706,336) 0.2%
             VIETNAM 0.2%
(a, c, d, f) Mayfair Hanoi, Ltd., 37.5% equity
             owned through HEA
             Holdings Ltd., a wholly owned             Real Estate Management &
             investment                                      Development                      -- $     4,834,975
                                                                                                 ---------------
             PREFERRED STOCKS 12.5%
             BRAZIL 11.9%
             Banco Bradesco SA, ADR, pfd.                   Commercial Banks           1,847,275     34,045,278
             Itausa - Investimentos Itau SA, pfd.           Commercial Banks           4,431,557     30,357,910
             Petroleo Brasileiro SA, ADR, pfd.        Oil, Gas & Consumable Fuels      3,373,340    133,550,531
             Vale SA, ADR, pfd., A                          Metals & Mining            6,010,961    166,864,277
                                                                                                 ---------------
                                                                                                    364,817,996
                                                                                                 ---------------
             CHILE 0.6%
             Embotelladora Andina SA, pfd., A                  Beverages               6,808,432     19,591,677
                                                                                                 ---------------
             TOTAL PREFERRED STOCKS
             (COST $172,610,413)                                                                    384,409,673
                                                                                                 ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $1,800,920,927)                                                    2,918,615,268
                                                                                                 ---------------
             SHORT TERM INVESTMENTS
             (COST $159,358,979) 5.2%
             MONEY MARKET FUNDS 5.2%
             UNITED STATES 5.2%
         (g) Institutional Fiduciary Trust Money
             Market Portfolio, 0.00%                                                 159,358,979     159,358,979
                                                                                                 ---------------
             TOTAL INVESTMENTS
             (COST $1,960,279,906) 100.5%                                                          3,077,974,247
             OTHER ASSETS, LESS LIABILITIES (0.5)%                                                   (14,163,569)
                                                                                                 ---------------
             NET ASSETS 100.0%                                                                   $ 3,063,810,678
                                                                                                 ===============

SELECTED PORTFOLIO

ADR   American Depository Receipt
GDR   Global Depository Receipt
SDR   Swedish Depository Receipt

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d)  See Note 6 regarding other considerations.

(e) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2010, the value of this security was $13,278,110, representing 0.43% of net assets.

(f)  See Note 4 regarding restricted securities.

(g) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

1.   ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2.   FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Additionally, for certain equity securities, the Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in open-end mutual funds are valued at the closing net asset value.

3.   INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $1,999,939,316
                                             --------------
Unrealized appreciation                      $1,126,857,398
Unrealized depreciation                         (48,822,467)
                                             --------------
Net unrealized appreciation (depreciation)   $1,078,034,931
                                             ==============

4.   RESTRICTED SECURITIES

At March 31, 2010, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, as follows:

                                                                              ACQUISITION
  SHARES        ISSUER                                                            DATE        COST        VALUE
------------   ------------------------------------------------------------   -----------   ----------   ----------
          --   Mayfair Hanoi, Ltd., 37.5% equity owned through HEA Holdings
               Ltd., a wholly owned investment
                  TOTAL RESTRICTED SECURITIES (0.16% of Net Assets)              10/31/96   $2,706,336   $4,834,975
                                                                                                         ==========

5.   HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended March 31, 2010, were as shown below.

                                                                                      NUMBER
                                                     NUMBER OF                          OF
                                                       SHARES                         SHARES                         REALIZED
                                                      HELD AT                        HELD AT    VALUE AT             CAPITAL
                                                     BEGINNING   GROSS      GROSS     END OF     END OF   INVESTMENT   GAIN
NAME OF ISSUER                                       OF PERIOD ADDITIONS REDUCTIONS OF PERIOD  OF PERIOD    INCOME    (LOSS)
--------------                                       --------- --------- ---------- --------- ----------- ---------- --------
CONTROLLED AFFILIATES(a)
Mayfair Hanoi, Ltd., 37.5% equity owned
   through HEA Holdings Ltd., a wholly owned
   investment                                               --     --        --            -- $ 4,834,975   $--         $--
NON-CONTROLLED AFFILIATES

Taro Pharmaceutical Industries Ltd.                  2,155,198     --        --     2,155,198  28,664,133   $--          --
                                                                                              -----------   ---         ---
   TOTAL AFFILIATED SECURITIES (1.09% of Net Assets)                                          $33,499,108   $--         $--
                                                                                              ===========   ===         ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6.   OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7.   FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's/ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets carried at fair value:

                                                LEVEL 1    LEVEL 2   LEVEL 3       TOTAL
                                            -------------- ------- ---------- ---------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Vietnam                            $           --   $--   $4,834,975 $     4,834,975
         All other Equity Investments(b)     2,913,780,293    --           --   2,913,780,293
      Short Term Investments                   159,358,979    --           --     159,358,979
                                            --------------   ---   ---------- ---------------
            Total Investments in Securities  3,073,139,272    --    4,834,975   3,077,974,247
                                            ==============   ===   ========== ===============

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed country descriptions, see the accompanying Statement of Investments

At March 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                       NET CHANGE
                                                           IN                 TRANSFER
                                             NET       UNREALIZED      NET    IN (OUT)
                               BEGINNING  REALIZED    APPRECIATION  PURCHASES    OF       ENDING
                                BALANCE  GAIN (LOSS) (DEPRECIATION)  (SALES)   LEVEL 3   BALANCE
                              ---------- ----------- -------------- --------- -------- ----------
ASSETS:
   Investments in Securities:
      Equity Investments:

         Vietnam              $4,834,975     $--           $--         $--       $--   $4,834,975
                              ----------     ---           ---         ---       ---   ----------
            Total Investments
               in Securities  $ 4,834,975    $--           $--         $--       $--   $4,834,975
                              ==========     ===           ===         ===       ===   ==========

8.   SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/LAURA F. FERGERSON
 -----------------------------
     Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
     Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 -----------------------------
     Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
     Date May 27, 2010


By /s/Mark H. Otani
 ------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date May 27, 2010